Share-based payment (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share-based Payment [Line Items]
Performance-based Employee long-term incentive plan	12.00%	12.00%
Number of instruments granted in share-based payment arrangement		1,619,105
Maximum awards payable in variable number of shares in share-based payment arrangement		2,976,781
Stock market price		$ 4.05
Vesting date for share-based payment arrangement	Dec. 31, 2018
Description of vesting requirements for share-based payment arrangement, share price threshold		$ 3